GOING CONCERN ISSUES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (14,630)	$ (11,408)	$ (23,115)
Working capital deficit	5,827
Accumulated deficit	$ (74,852)	$ (60,222)